UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust — Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust — Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2012, enclosed.

Schwab ® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

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Schwab ® Monthly Income Funds

Semiannual Report
June 30, 2012

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

This page is intentionally left blank.

Schwab® Monthly Income Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab® Monthly Income Fund – Moderate Payout (Ticker Symbol: SWJRX)	4.68%

Moderate Payout Composite Index	5.30%
Fund Category: Morningstar Retirement Income	4.38%

Performance Details	page 6

Schwab® Monthly Income Fund – Enhanced Payout (Ticker Symbol: SWKRX)	3.56%

Enhanced Payout Composite Index	4.22%
Fund Category: Morningstar Retirement Income	4.38%

Performance Details	page 7

Schwab® Monthly Income Fund – Maximum Payout (Ticker Symbol: SWLRX)	2.49%

Maximum Payout Composite Index	3.11%
Fund Category: Morningstar Retirement Income	4.38%

Performance Details	page 8

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab® Monthly Income Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Monthly Income Funds. For the six months ended June 30, 2012, stocks generally posted positive returns, bond yields remained low, and investors confronted the reality that global economic conditions remained lackluster.

Euro zone developments dominated the headlines amid mixed economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift. Economic growth in China slowed but remained robust, while Europe continued to face challenging economic times. In the U.S., economic data was somewhat disappointing, with the unemployment rate remaining stubbornly high and finishing at 8.2% in June. The Federal Reserve (Fed) continued to work alongside the European Central Bank amid that backdrop to ensure stability and adequate liquidity in the financial markets. The Fed also forecasted that short-term interest rates would remain at present levels through at least late 2014, and extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates.

From stocks to bonds, U.S. investments posted some of the biggest gains, helped by the appealing stability of U.S. markets compared with markets overseas. Global real estate securities generated double-digit returns in U.S. dollar terms, while in the U.S., shares of large-cap companies generally outperformed shares of mid- and small-cap firms, allowing the S&P 500 Index to return 9.5%. By comparison, international stocks in developed and emerging markets generated modestly positive returns in U.S. dollar terms. Broadly reflecting the performance of U.S. bonds, the Barclays U.S. Aggregate Bond Index returned 2.4%, outperforming the roughly flat returns of international bonds in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

9.49%	S&P 500® Index: measures U.S. large-cap stocks

8.53%	Russell 2000® Index: measures U.S. small-cap stocks

3.38%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.37%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Monthly Income Funds 3

From the President continued

From stocks to bonds, U.S. investments posted some of the biggest gains, helped by the appealing stability of U.S. markets compared with markets overseas.

Thank you for investing in the Schwab Monthly Income Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab Monthly Income Funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Monthly Income Funds

Fund Management

Zifan Tang, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining the firm in 2012, she had been employed by a large business data provider as a product manager since 2010. Prior to that position, she had been employed by a large investment manager as a portfolio manager since 1997.

Ms. Tang replaced Jake Gilliam as portfolio manager during the reporting period.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund – Moderate Payout

Performance and Fund Facts as of 06/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Moderate Payout (3/28/08)	4.68%	3.40%	9.98%	4.01%
Moderate Payout Composite Index[3]	5.30%	7.10%	11.01%	5.35%
S&P 500® Index	9.49%	5.45%	16.40%	2.89%
Barclays U.S. Aggregate Bond Index	2.37%	7.47%	6.93%	6.15%
Fund Category: Morningstar Retirement Income	4.38%	2.49%	9.58%	3.50%

Fund Expense Ratios4: Net 0.67%; Gross 1.13%

 Statistics

Number of Holdings	9
Portfolio Turnover Rate[5]	3%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	40.8%
Equity Funds – Large-Cap	24.5%
Fixed-Income Funds – Short-Term Bond	11.4%
Equity Funds – Global Real Estate	10.6%
Equity Funds – International	5.3%
Fixed-Income Funds – International Bond	4.2%
Money Market Funds	3.2%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Premier Income Fund	23.1%
Schwab Total Bond Market Fund	17.5%
Schwab Dividend Equity Fund	17.4%
Schwab Short-Term Bond Market Fund	11.3%
Schwab Global Real Estate Fund	10.6%
Total	79.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

6 Schwab® Monthly Income Funds

Schwab® Monthly Income Fund – Enhanced Payout

Performance and Fund Facts as of 06/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Enhanced Payout (3/28/08)	3.56%	4.84%	8.67%	4.37%
Enhanced Payout Composite Index[4]	4.22%	7.31%	9.53%	5.73%
S&P 500® Index	9.49%	5.45%	16.40%	2.89%
Barclays U.S. Aggregate Bond Index	2.37%	7.47%	6.93%	6.15%
Fund Category: Morningstar Retirement Income	4.38%	2.49%	9.58%	3.50%

Fund Expense Ratios5: Net 0.58%; Gross 0.73%

 Statistics

Number of Holdings	10
Portfolio Turnover Rate[6]	2%

 Asset Class Weightings % of Investments7

Fixed-Income Funds – Intermediate-Term Bond	52.7%
Equity Funds – Large-Cap	14.5%
Fixed-Income Funds – Short-Term Bond	12.2%
Equity Funds – Global Real Estate	8.1%
Money Market Funds	4.9%
Fixed-Income Funds – International Bond	4.8%
Equity Funds – International	2.8%
Total	100.0%

 Top Holdings % of Net Assets8,9

Schwab Premier Income Fund	29.2%
Schwab Total Bond Market Fund	23.3%
Schwab Short-Term Bond Market Fund	12.2%
Schwab Dividend Equity Fund	11.0%
Schwab Global Real Estate Fund	8.1%
Total	83.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.
[4]	The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.
[5]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.58%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[6]	Not annualized.
[7]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[8]	This list is not a recommendation of any security by the investment adviser.
[9]	The holdings listed exclude any temporary liquidity investments.

Schwab® Monthly Income Funds 7

Schwab® Monthly Income Fund – Maximum Payout

Performance and Fund Facts as of 06/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Maximum Payout (3/28/08)	2.49%	4.52%	6.82%	4.19%
Maximum Payout Composite Index[3]	3.11%	7.44%	7.99%	6.01%
S&P 500® Index	9.49%	5.45%	16.40%	2.89%
Barclays U.S. Aggregate Bond Index	2.37%	7.47%	6.93%	6.15%
Fund Category: Morningstar Retirement Income	4.38%	2.49%	9.58%	3.50%

Fund Expense Ratios4: Net 0.49%; Gross 0.66%

 Statistics

Number of Holdings	8
Portfolio Turnover Rate[5]	15%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	61.4%
Fixed-Income Funds – Short-Term Bond	15.0%
Money Market Funds	6.9%
Fixed-Income Funds – International Bond	6.2%
Equity Funds – Large-Cap	5.4%
Equity Funds – Global Real Estate	5.1%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Premier Income Fund	34.6%
Schwab Total Bond Market Fund	26.7%
Schwab Short-Term Bond Market Fund	15.0%
Laudus Mondrian International Fixed Income Fund	6.2%
Schwab Dividend Equity Fund	5.4%
Total	87.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.49%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

8 Schwab® Monthly Income Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

				Ending
			Beginning	Account Value	Expenses Paid
	Expense Ratio[1]		Account Value	(Net of Expenses)	During Period[2]
	(Annualized)		at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab® Monthly Income Fund - Moderate Payout
Actual Return	0.00%		$1,000	$1,046.80	$0.00
Hypothetical 5% Return	0.00%		$1,000	$1,024.86	$0.00

Schwab® Monthly Income Fund - Enhanced Payout
Actual Return	0.00%		$1,000	$1,035.60	$0.00
Hypothetical 5% Return	0.00%		$1,000	$1,024.86	$0.00

Schwab® Monthly Income Fund - Maximum Payout
Actual Return	0.00%	*	$1,000	$1,024.90	$0.00 **
Hypothetical 5% Return	0.00%	*	$1,000	$1,024.86	$0.00 **

*	Less than 0.005%
**	Less than $0.01.
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

Schwab Monthly Income Funds 9

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	1/1/10–	1/1/09–	3/28/08[1]–
	6/30/12*		12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.92		9.87	9.22	8.32	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.23	0.29	0.37	0.29
Net realized and unrealized gains (losses)	0.37		0.06	0.65	0.91	(1.68)

Total from investment operations	0.46		0.29	0.94	1.28	(1.39)
Less distributions:
Distributions from net investment income	(0.09)		(0.24)	(0.29)	(0.38)	(0.29)

Net asset value at end of period	10.29		9.92	9.87	9.22	8.32

Total return (%)	4.68	[2]	2.97	10.35	15.76	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4,5]	0.00 [6]	0.00 [6]	0.00 [6]	0.00	[4]
Gross operating expenses[3]	0.43	[4,5]	0.46	0.53	0.92	0.73	[4]
Net investment income (loss)	1.83	[4]	2.30	3.08	4.57	4.08	[4]
Portfolio turnover rate	3	[2]	25	13	12	25	[2]
Net assets, end of period ($ x 1,000,000)	26		22	20	14	7

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of gross operating expenses would have been 0.44%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 4)
6 Less than 0.005%.

10 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	24,178,255	26,158,299

99.6%	Total Investments	24,178,255	26,158,299
0.4%	Other Assets and Liabilities, Net		100,080

100.0%	Total Net Assets		26,258,379

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 40.3%

Global Real Estate 10.6%
Schwab Global Real Estate Fund (a)	431,911	2,768,551

International 5.3%
Laudus International MarketMasters Fund, Select Shares (a)	79,557	1,391,453

Large-Cap 24.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	134,238	1,855,176
Schwab Dividend Equity Fund (a)	321,749	4,555,972

		6,411,148

		10,571,152

Fixed-Income Funds 56.1%

Intermediate-Term Bond 40.6%
Schwab Premier Income Fund (a)	576,842	6,074,145
Schwab Total Bond Market Fund (a)	474,241	4,585,908

		10,660,053

International Bond 4.2%
Laudus Mondrian International Fixed Income Fund (a)	94,051	1,097,577

Short-Term Bond 11.3%
Schwab Short-Term Bond Market Fund (a)	321,235	2,981,058

		14,738,688

Money Market Fund 3.2%
State Street Institutional U.S. Government Money Market Fund	848,459	848,459

Total Other Investment Companies
(Cost $24,178,255)		26,158,299

End of Investments.

At 06/30/12 the tax basis cost of the fund’s investments was $24,652,074 and the unrealized appreciation and depreciation were $1,506,225 and ($0), respectively, with a net unrealized appreciation of $1,506,225.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$26,158,299	$—	$—	$26,158,299

Total	$26,158,299	$—	$—	$26,158,299

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

See financial notes 11

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $23,329,796)		$25,309,840
Investments in unaffiliated issuers, at value (cost $848,459)	+	848,459

Total investments, at value (cost $24,178,255)		26,158,299
Receivables:
Fund shares sold		149,246
Dividends		85,925
Due from investment adviser		806
Interest		17
Prepaid expenses	+	125

Total assets		26,394,418

Liabilities

Payables:
Investments bought		125,000
Trustees’ fees		20
Accrued expenses	+	11,019

Total liabilities		136,039

Net Assets

Total assets		26,394,418
Total liabilities	−	136,039

Net assets		$26,258,379

Net Assets by Source
Capital received from investors		24,901,035
Net investment income not yet distributed		4,075
Net realized capital losses		(626,775)
Net unrealized capital gains		1,980,044

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$26,258,379		2,551,187		$10.29

12 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$218,561
Interest	+	36

Total investment income		218,597

Expenses

Professional fees		20,448
Registration fees		8,944
Portfolio accounting fees		7,789
Transfer agent fees		5,540
Shareholder reports		5,493
Trustees’ fees		2,855
Custodian fees		1,061
State filing fee reimbursement (Note 4)		(728)
Other expenses	+	499

Total expenses		51,901
Expense reduction by CSIM[1]	−	51,901

Net expenses	−	—

Net investment income		218,597

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(46,208)
Net unrealized gains on affiliated underlying funds	+	858,284

Net realized and unrealized gains		812,076

Increase in net assets resulting from operations		$1,030,673

[1]	Expense reduction by CSIM was decreased by a payment to adviser for state registration fees of $728 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$218,597	$499,716
Net realized losses		(46,208)	(97,735)
Net unrealized gains	+	858,284	154,162

Increase in net assets from operations		1,030,673	556,143

Distributions to Shareholders

Distributions from net investment income		($219,195)	($526,971)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		722,252	$7,395,174	1,198,877	$12,000,079
Shares reinvested		12,734	130,136	30,256	301,423
Shares redeemed	+	(366,148)	(3,730,951)	(1,096,575)	(10,917,998)

Net transactions in fund shares		368,838	$3,794,359	132,558	$1,383,504

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,182,349	$21,652,542	2,049,791	$20,239,866
Total increase	+	368,838	4,605,837	132,558	1,412,676

End of period		2,551,187	$26,258,379	2,182,349	$21,652,542

Net investment income not yet distributed			$4,075		$4,673

14 See financial notes

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–	1/1/09–	3/28/08[1]–
	6/30/12*		12/31/11		12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.09		9.89		9.39	8.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.24		0.30	0.43	0.32
Net realized and unrealized gains (losses)	0.26		0.22		0.50	0.64	(1.26)

Total from investment operations	0.36		0.46		0.80	1.07	(0.94)
Less distributions:
Distributions from net investment income	(0.10)		(0.26)		(0.30)	(0.43)	(0.31)

Net asset value at end of period	10.35		10.09		9.89	9.39	8.75

Total return (%)	3.56	[2]	4.69	[3]	8.66	12.60	(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	0.00	[6]	—	0.01	0.00	[5]
Gross operating expenses[4]	0.17	[5]	0.15		0.15	0.33	0.56	[5]
Net investment income (loss)	1.86	[5]	2.43		3.12	4.99	4.34	[5]
Portfolio turnover rate	2	[2]	12		14	31 [7]	39	[2]
Net assets, end of period ($ x 1,000,000)	82		80		78	72	10

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%.
7 Portfolio turnover excludes the impact of assets resulting from a merger with another fund.

See financial notes 15

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	74,486,448	81,514,345

99.6%	Total Investments	74,486,448	81,514,345
0.4%	Other Assets and Liabilities, Net		286,571

100.0%	Total Net Assets		81,800,916

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 25.3%

Global Real Estate 8.1%
Schwab Global Real Estate Fund (a)	1,030,400	6,604,865

International 2.8%
Laudus International MarketMasters Fund, Select Shares (a)	131,710	2,303,612

Large-Cap 14.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	202,492	2,798,439
Schwab Dividend Equity Fund (a)	634,244	8,980,895

		11,779,334

		20,687,811

Fixed-Income Funds 69.4%

Intermediate-Term Bond 52.5%
Schwab Premier Income Fund (a)	2,269,101	23,893,632
Schwab Total Bond Market Fund (a)	1,969,721	19,047,198

		42,940,830

International Bond 4.7%
Laudus Mondrian International Fixed Income Fund (a)	335,054	3,910,084

Short-Term Bond 12.2%
Schwab Short-Term Bond Market Fund (a)	1,073,750	9,964,403

		56,815,317

Money Market Funds 4.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	818,156	818,156
State Street Institutional U.S. Government Money Market Fund	3,193,061	3,193,061

		4,011,217

Total Other Investment Companies
(Cost $74,486,448)		81,514,345

End of Investments.

At 06/30/12 the tax basis cost of the fund’s investments was $74,957,903 and the unrealized appreciation and depreciation were $6,556,442 and ($0), respectively, with a net unrealized appreciation of $6,556,442.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$81,514,345	$—	$—	$81,514,345

Total	$81,514,345	$—	$—	$81,514,345

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

16 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $71,293,387)		$78,321,284
Investments in unaffiliated issuers, at value (cost $3,193,061)	+	3,193,061

Total investments, at value (cost $74,486,448)		81,514,345
Receivables:
Dividends		241,515
Fund shares sold		188,259
Due from investment adviser		1,005
Interest		70
Prepaid expenses	+	746

Total assets		81,945,940

Liabilities

Payables:
Fund shares redeemed		142,925
Trustees’ fees		14
Accrued expenses	+	2,085

Total liabilities		145,024

Net Assets

Total assets		81,945,940
Total liabilities	−	145,024

Net assets		$81,800,916

Net Assets by Source
Capital received from investors		82,542,731
Distributions in excess of net investment income		(5,877)
Net realized capital losses		(7,763,835)
Net unrealized capital gains		7,027,897

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$81,800,916		7,901,596		$10.35

See financial notes 17

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$750,501
Interest	+	143

Total investment income		750,644

Expenses

Professional fees		27,236
Shareholder reports		10,713
Registration fees		9,778
Portfolio accounting fees		8,392
Transfer agent fees		7,673
Trustees’ fees		3,052
Custodian fees		628
State filing fee reimbursement (Note 4)		(225)
Other expenses	+	1,240

Total expenses		68,487
Expense reduction by CSIM[1]	−	68,487

Net expenses	−	—

Net investment income		750,644

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		33,401
Net unrealized gains on affiliated underlying funds	+	2,076,520

Net realized and unrealized gains		2,109,921

Increase in net assets resulting from operations		$2,860,565

[1]	Expense reduction by CSIM was decreased by a payment to adviser for state registration fees of $225 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$750,644	$1,947,644
Net realized gains		33,401	1,021,956
Net unrealized gains	+	2,076,520	662,849

Increase in net assets from operations		2,860,565	3,632,449

Distributions to Shareholders

Distributions from net investment income		($770,765)	($2,068,651)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		982,545	$10,106,034	2,421,949	$24,300,088
Shares reinvested		46,443	477,496	127,474	1,279,128
Shares redeemed	+	(1,026,389)	(10,562,249)	(2,534,578)	(25,433,450)

Net transactions in fund shares		2,599	$21,281	14,845	$145,766

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,898,997	$79,689,835	7,884,152	$77,980,271
Total increase	+	2,599	2,111,081	14,845	1,709,564

End of period		7,901,596	$81,800,916	7,898,997	$79,689,835

(Distributions in excess of net investment income)/Net investment income not yet distributed			($5,877)		$14,244

See financial notes 19

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–	1/1/10–	1/1/09–	3/28/08[1]–
	6/30/12*		12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.09		9.90	9.56	9.19	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.30	0.45	0.34
Net realized and unrealized gains (losses)	0.15		0.21	0.34	0.37	(0.82)

Total from investment operations	0.25		0.46	0.64	0.82	(0.48)
Less distributions:
Distributions from net investment income	(0.10)		(0.27)	(0.30)	(0.45)	(0.33)

Net asset value at end of period	10.24		10.09	9.90	9.56	9.19

Total return (%)	2.49	[2]	4.70	6.83	9.18	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5,6]	0.00 [5]	0.00 [5]	0.00 [5]	0.00	[4]
Gross operating expenses[3]	0.17	[4,6]	0.17	0.20	0.32	0.29	[4]
Net investment income (loss)	1.88	[4]	2.53	3.12	4.96	4.68	[4]
Portfolio turnover rate	15	[2]	10	20	12	24	[2]
Net assets, end of period ($ x 1,000,000)	78		78	68	52	29

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%.
6 The ratio of gross operating expenses would have been 0.18%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 4)

20 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	73,425,175	77,547,266

99.8%	Total Investments	73,425,175	77,547,266
0.2%	Other Assets and Liabilities, Net		138,209

100.0%	Total Net Assets		77,685,475

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 10.4%

Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	610,187	3,911,301

Large-Cap 5.4%
Schwab Dividend Equity Fund (a)	295,573	4,185,320

		8,096,621

Fixed-Income Funds 82.5%

Intermediate-Term Bond 61.3%
Schwab Premier Income Fund (a)	2,550,882	26,860,792
Schwab Total Bond Market Fund (a)	2,149,017	20,780,996

		47,641,788

International Bond 6.2%
Laudus Mondrian International Fixed Income Fund (a)	411,569	4,803,008

Short-Term Bond 15.0%
Schwab Short-Term Bond Market Fund (a)	1,254,181	11,638,803

		64,083,599

Money Market Funds 6.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,294,813	2,294,813
State Street Institutional U.S. Government Money Market Fund	3,072,233	3,072,233

		5,367,046

Total Other Investment Companies
(Cost $73,425,175)		77,547,266

End of Investments.

At 06/30/12 the tax basis cost of the fund’s investments was $74,224,994 and the unrealized appreciation and depreciation were $3,322,272 and ($0), respectively, with a net unrealized appreciation of $3,322,272.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$77,547,266	$—	$—	$77,547,266

Total	$77,547,266	$—	$—	$77,547,266

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

See financial notes 21

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $70,352,942)		$74,475,033
Investments in unaffiliated issuers, at value (cost $3,072,233)	+	3,072,233

Total investments, at value (cost $73,425,175)		77,547,266
Receivables:
Investments sold		150,000
Dividends		202,610
Fund shares sold		59,856
Due from investment adviser		976
Interest		68
Prepaid expenses	+	403

Total assets		77,961,179

Liabilities

Payables:
Fund shares redeemed		268,976
Accrued expenses	+	6,728

Total liabilities		275,704

Net Assets

Total assets		77,961,179
Total liabilities	−	275,704

Net assets		$77,685,475

Net Assets by Source
Capital received from investors		74,789,444
Distributions in excess of net investment income		(24,384)
Net realized capital losses		(1,201,676)
Net unrealized capital gains		4,122,091

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$77,685,475		7,584,283		$10.24

22 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Dividends received from affiliated underlying funds		$722,187
Interest	+	220

Total investment income		722,407

Expenses

Professional fees		27,001
Registration fees		10,871
Shareholder reports		10,182
Portfolio accounting fees		8,365
Transfer agent fees		7,146
Trustees’ fees		3,015
Custodian fees		754
Interest expense		78
State filing fee reimbursement (Note 4)		(2,059)
Other expenses	+	1,176

Total expenses		66,529
Expense reduction by CSIM[1]	−	66,451

Net expenses	−	78

Net investment income		722,329

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		5,369
Net unrealized gains on affiliated underlying funds	+	1,176,779

Net realized and unrealized gains		1,182,148

Increase in net assets resulting from operations		$1,904,477

[1]	Expense reduction by CSIM was decreased by a payment to adviser for state registration fees of $2,059 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$722,329	$1,816,072
Net realized gains		5,369	268,040
Net unrealized gains	+	1,176,779	1,138,039

Increase in net assets from operations		1,904,477	3,222,151

Distributions to Shareholders

Distributions from net investment income		($758,459)	($1,951,615)

Transactions in Fund Shares

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,713,264	$17,437,724	4,174,663	$41,891,876
Shares reinvested		36,481	371,356	90,958	912,232
Shares redeemed	+	(1,876,952)	(19,101,310)	(3,403,515)	(34,075,168)

Net transactions in fund shares		(127,207)	($1,292,230)	862,106	$8,728,940

Shares Outstanding and Net Assets

		1/1/12-6/30/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,711,490	$77,831,687	6,849,384	$67,832,211
Total increase or decrease	+	(127,207)	(146,212)	862,106	9,999,476

End of period		7,584,283	$77,685,475	7,711,490	$77,831,687

(Distributions in excess of net investment income)/Net investment income not yet distributed			($24,384)		$11,746

24 See financial notes

 Schwab Monthly Income Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab MarketTrack Conservative Portfolio
Schwab Monthly Income Fund-Moderate Payout	Laudus Small-Cap MarketMasters Fund
Schwab Monthly Income Fund-Enhanced Payout	Laudus International MarketMasters Fund
Schwab Monthly Income Fund-Maximum Payout	Schwab Balanced Fund
Schwab Target 2010 Fund	Schwab Premier Equity Fund
Schwab Target 2015 Fund	Schwab Core Equity Fund
Schwab Target 2020 Fund	Schwab Dividend Equity Fund
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2035 Fund	Schwab Hedged Equity Fund
Schwab Target 2040 Fund	Schwab Financial Services Fund
Schwab S&P 500 Index Fund	Schwab Health Care Fund
Schwab Small-Cap Index Fund	Schwab International Core Equity Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. In addition, the funds may purchase equity and fixed income securities, cash equivalents including money market securities and futures to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income, if any, to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for income payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.

Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. An actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid- cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding stocks of the particular capitalization.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Exchange-Traded Fund (ETFs) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by services providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”) of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the plan.

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2012, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Schwab	Schwab	Schwab
	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	-Moderate Payout	-Enhanced Payout	-Maximum Payout

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1.4%	3.3%	1.9%
International:
Laudus International MarketMasters Fund, Select Shares	0.1%	0.1%	—
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	0.2%	0.2%	—
Schwab Dividend Equity Fund	0.3%	0.6%	0.3%

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	1.4%	5.7%	6.4%
Schwab Total Bond Market Fund	0.5%	2.0%	2.2%
International Bond:
Laudus Mondrian International Fixed Income Fund	0.1%	0.4%	0.5%
Short-Term Bond:
Schwab Short-Term Bond Market Fund	0.8%	2.5%	2.9%

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	— *	— *

*	Less than 0.1%.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended June 30, 2012.

Schwab Monthly Income Fund — Moderate Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/12	1/1/12
Underlying Funds	12/31/11	Additions	Sales	6/30/12	6/30/12	to 6/30/12	to 6/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	418,454	39,760	(26,303)	431,911	$2,768,551	($41,891)	$47,209
International:
Laudus International MarketMasters Fund, Select Shares	77,051	5,022	(2,516)	79,557	1,391,453	(4,474)	—
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	105,054	29,917	(733)	134,238	1,855,176	219	—
Schwab Dividend Equity Fund	276,537	59,424	(14,212)	321,749	4,555,972	917	40,863

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	478,055	103,540	(4,753)	576,842	6,074,145	(123)	53,043
Schwab Total Bond Market Fund	421,147	53,094	—	474,241	4,585,908	—	56,663
International Bond:
Laudus Mondrian International Fixed Income Fund	78,799	15,252	—	94,051	1,097,577	—	7,242
Short-Term Bond:
Schwab Short-Term Bond Market Fund	260,340	66,289	(5,394)	321,235	2,981,058	(856)	13,520

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	297,104	—	(297,104)	—	—	—	21

Total					$25,309,840	($46,208)	$218,561

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Enhanced Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/12	1/1/12
Underlying Funds	12/31/11	Additions	Sales	6/30/12	6/30/12	to 6/30/12	to 6/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1,098,592	—	(68,192)	1,030,400	$6,604,865	$16,372	$113,550
International:
Laudus International MarketMasters Fund, Select Shares	142,721	—	(11,011)	131,710	2,303,612	(2,603)	—
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	190,191	27,034	(14,733)	202,492	2,798,439	18,320	—
Schwab Dividend Equity Fund	651,152	7,295	(24,203)	634,244	8,980,895	13,689	85,074

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	2,220,489	72,923	(24,311)	2,269,101	23,893,632	(383)	226,017
Schwab Total Bond Market Fund	2,007,072	19,739	(57,090)	1,969,721	19,047,198	(10,050)	250,084
International Bond:
Laudus Mondrian International Fixed Income Fund	326,696	10,078	(1,720)	335,054	3,910,084	(1,290)	25,799
Short-Term Bond:
Schwab Short-Term Bond Market Fund	1,039,800	41,493	(7,543)	1,073,750	9,964,403	(654)	49,704

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,618,156	—	(1,800,000)	818,156	818,156	—	273

Total					$78,321,284	$33,401	$750,501

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Maximum Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/12	1/1/12
Underlying Funds	12/31/11	Additions	Sales	6/30/12	6/30/12	to 6/30/12	to 6/30/12

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	685,113	73,774	(148,700)	610,187	$3,911,301	$17,321	$67,735
Large-Cap:
Schwab Dividend Equity Fund	300,199	73,990	(78,616)	295,573	4,185,320	50,410	38,384

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	2,572,832	396,610	(418,560)	2,550,882	26,860,792	(4,618)	255,110
Schwab Total Bond Market Fund	2,205,617	278,147	(334,747)	2,149,017	20,780,996	7,716	269,554
International Bond:
Laudus Mondrian International Fixed Income Fund	419,604	63,138	(71,173)	411,569	4,803,008	(42,950)	32,021
Short-Term Bond:
Schwab Short-Term Bond Market Fund	1,267,226	206,279	(219,324)	1,254,181	11,638,803	(22,510)	58,863

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,444,813	—	(1,150,000)	2,294,813	2,294,813	—	520

Total					$74,475,033	$5,369	$722,187

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab Monthly Income Fund-Moderate Payout, Schwab Monthly Income Fund-Enhanced Payout and Schwab Monthly Income Fund-Maximum Payout received a payment of $728, $225 and $2,059, respectively, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM”, it decreased the total expense reduction by CSIM in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Monthly Income Fund - Moderate Payout	$3,999,000	$807,105
Schwab Monthly Income Fund - Enhanced Payout	1,940,000	3,860,000
Schwab Monthly Income Fund - Maximum Payout	10,975,000	13,633,000

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
Expiration Date	Moderate Payout	Enhanced Payout	Maximum Payout

December 31, 2015	$—	$4,830,644	$—
December 31, 2016	—	819,197	248,271
December 31, 2017	72,937	1,676,892	215,321
December 31, 2018	52,997	—	—

Total	$125,934	$7,326,733	$463,592

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and had capital losses utilized as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Capital losses utilized	$117,970	$1,047,778	$33,044

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending June 30, 2012.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout and Schwab Monthly Income Fund—Maximum Payout (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR43716-04

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Monthly Income Funds

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2012

By:	/s/ George Pereira George Pereira
Treasurer and Principal Financial Officer
Date: August 10, 2012